Long-Term Debt (Revolving Credit Facilities) (Details) - USD ($)		3 Months Ended
	Oct. 15, 2013	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Oct. 02, 2014	Sep. 29, 2014	Oct. 16, 2013	Jul. 17, 2012
Debt Instrument [Line Items]
Deferred financing costs		$ 0		$ 6,551,000
Borrowings on revolving credit facility		70,000,000		0
Repayments of Long-term Lines of Credit		62,500,000		$ 269,000,000
Loans [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding		$ 0
Loans [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 45,000,000
Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity								$ 300,000,000
Line of Credit Facility, Difference Between Current Borrowing Capacity and Maximum Borrowing Capacity								200,000,000
Line of Credit Facility, Maximum Borrowing Capacity								500,000,000
Line of Credit Facility, Expiration Date	Oct. 16, 2018
Debt Instrument, Interest Rate, Stated Percentage		2.69%
Borrowings on revolving credit facility			$ 145,000,000		$ 269,000,000
Repayments of Long-term Lines of Credit		$ 15,000,000
Debt Instrument, Interest Rate, Effective Percentage		2.76%
Revolving Credit Facility [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity						$ 900,000,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 1,400,000,000
Line of Credit Facility, Expiration Date				Oct. 02, 2019
Line of Credit Facility, Remaining Borrowing Capacity		$ 201,000,000
Line of Credit Facility, Amount Outstanding		$ 0
Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity							500,000,000		$ 300,000,000
Line of Credit Facility, Maximum Borrowing Capacity							750,000,000
Line of Credit Facility, Expiration Date		Sep. 29, 2019
Deferred financing costs		$ 3,000,000
Line of Credit Facility, Remaining Borrowing Capacity		134,700,000
Line of Credit Facility, Amount Outstanding		22,500,000
Letters of Credit Outstanding, Amount		$ 29,400,000
Debt Instrument, Interest Rate, Effective Percentage		5.77%
Revolving Credit Facility [Member] | Minimum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				0.25%
Line of Credit Facility, Commitment Fee Percentage				1.50%
Revolving Credit Facility [Member] | Minimum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		1.50%
Line of Credit Facility, Commitment Fee Percentage		0.25%
Revolving Credit Facility [Member] | Maximum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				0.375%
Line of Credit Facility, Commitment Fee Percentage				2.00%
Revolving Credit Facility [Member] | Maximum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		2.00%
Line of Credit Facility, Commitment Fee Percentage		0.375%
Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		$ 169,300,000
Line of Credit Facility, Amount Outstanding		130,000,000
Letters of Credit Outstanding, Amount		700,000
Revolving Credit Facility [Member] | Loans [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								10,000,000
Revolving Credit Facility [Member] | Standby Letters of Credit [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 25,000,000
Letter of Credit [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount		$ 64,400,000
Letter of Credit [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 500,000,000
Base Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Base Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						0.50%
Base Rate [Member] | Revolving Credit Facility [Member] | Minimum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.50%
Base Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
Base Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage						1.00%
Base Rate [Member] | Revolving Credit Facility [Member] | Maximum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.00%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis				LIBOR
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis		LIBOR
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Minimum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.50%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Minimum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.50%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Revolving Credit Agreement - WNRL [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.00%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facility [Member] | Maximum [Member] | NTI Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%